Condensed Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Basic per common share for the period	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted income (loss) per common share for the period	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Basic Weighted average number of common shares outstanding	302,690,380	215,447,320	300,488,514	173,374,023
Diluted Weighted average number of common shares outstanding	302,690,380	215,447,320	300,488,514	173,374,023